Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Allocation of purchase consideration for business combination
Allocation of the purchase consideration for the business combinations completed in 2011 is summarized as follows:

	Purchase Consideration	Net Tangible Assets Acquired/(Liabilities Assumed)	Purchased Intangible Assets	Goodwill
	(In millions)
GSI	$2,377	$128	$819	$1,430
brands4friends	193	(33)	76	150
GittiGidiyor	235	(9)	53	191
Zong	232	(36)	77	191
Other	402	(34)	164	272
Total	$3,439	$16	$1,189	$2,234
The following table summarizes the purchase consideration (in millions):

Cash paid	$182
Fair value of non-controlling interest	31
Fair value of previously held equity interest	22
Total purchase consideration	$235

Components of intangible assets acquired in connection with the acquisition (excluding intangible assets sold in connection with the divested businesses)
The following table sets forth the components of intangible assets acquired in connection with the GSI acquisition (excluding intangible assets sold in connection with the divested businesses):

Description	Fair Value	Useful Life (Years)
	(In millions, except years)
Trademarks	$8	2
User base	668	5
Developed technology	143	5
Total	$819

Unaudited pro forma information
The unaudited pro forma financial information is as follows (no pro forma information is presented for 2013 or 2012 as GSI is included in the consolidated results of operations for the full year):

Year Ended December 31, 2011
(In millions, except per share amounts)
Total revenues	$12,038
Net income	3,169
Basic earnings per share	2.45
Diluted earnings per share	$2.41